Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	GlyEco, Inc.
Entity Central Index Key	0000931799
Document Type	S-1/A
Trading Symbol	GLYE
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of Each Class of Securities to be Registered	Amount to Be Registered	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price		Amount of Registration Fee
Common stock, par value $0.0001 per share(1)(2)	$40,000,000	$0.08	$3,200,000	(3)	$579.50	(4)
Rights to Purchase Shares of Common Stock(5)	—	—	—		—
Total			$3,200,000		$579.50

(1)	This registration statement relates to: (a) non-transferable subscription rights to purchase shares of common stock of the Registrant; and (b) the shares of common stock deliverable upon the exercise of the subscription rights.

(2)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

(3)	Represents the gross proceeds from the sale of shares of our common stock assuming the exercise of all non-transferrable subscription rights to be distributed and additional over-subscriptions up to the maximum amount contemplated in this registration statement.

(4)	Calculated pursuant to Rule 457(a) of the rules and regulations under the Securities Act of 1933, as amended.

(5)	Evidencing the non-transferrable rights to subscribe for 40,000,000 shares of common stock, which are being issued without consideration. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the rights because the rights are being registered in the same registration statement as the common stock of the registrant underlying the rights.

Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company